Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Risk/Return
Investment Objective
The Fund seeks to provide current income that is exempt from both federal and Pennsylvania personal income taxes. The Fund is intended for Pennsylvania residentsonly.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pennsylvania Long-Term Tax-Exempt Fund Retail) Vanguard Pennsylvania Long-Term Tax-Exempt Fund (USD $)	Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares	Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pennsylvania Long-Term Tax-Exempt Fund Retail) Vanguard Pennsylvania Long-Term Tax-Exempt Fund	Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares	Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares
Management Fees	0.17%	0.10%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.20%	0.12%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pennsylvania Long-Term Tax-Exempt Fund Retail) Vanguard Pennsylvania Long-Term Tax-Exempt Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares	20	64	113	255
Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares	12	39	68	154

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17%.

Primary Investment Strategies

The Fund invests primarily in high-quality municipal bonds issued by Pennsylvania state and local governments, as well as by regional governmental and public financing authorities. Under normal circumstances, at least 80% of the Fund's assets will be invested in securities whose income is exempt from federal and Pennsylvania state taxes. Although the Fund has no limitations on the maturities of individual securities, its dollar-weighted average maturity is expected to be between 10 and 25 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund is subject to the following risks, which could affect the Fund's performance:

State-specific risk, which is the chance that developments in Pennsylvania, such as tax, legislative, or political changes, will adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Pennsylvania and its municipalities, it is more vulnerable to unfavorable developments in Pennsylvania than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Pennsylvania municipal market.

Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond's call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Call risk is generally high for long-term bond funds.

Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it invests primarily in bonds that are considered to be of high quality.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk is generally low for long-term bond funds.

Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price. Liquidity risk is generally high for long-term bond funds.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few securities. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pennsylvania Long-Term Tax-Exempt Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.47% (quarter ended September 30, 2009 ), and the lowest return for a quarter was -4.07% (quarter ended December 31, 2010 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Pennsylvania Long-Term Tax-Exempt Fund Retail) Vanguard Pennsylvania Long-Term Tax-Exempt Fund	One Year	Five Years	Ten Years
Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares	(2.74%)	5.46%	3.74%
Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares Return After Taxes on Distributions	(2.74%)	5.46%	3.73%
Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	0.04%	5.19%	3.85%
Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares Barclays PA Municipal Bond Index	(1.92%)	5.76%	4.41%
Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares	(2.66%)	5.54%	3.82%
Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares Barclays PA Municipal Bond Index	(1.92%)	5.76%	4.41%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Pennsylvania Tax-Exempt Money Market Fund
Risk/Return
Investment Objective

The Fund seeks to provide current income that is exempt from both federal and Pennsylvania personal income taxes while maintaining a stable net asset value of $1 per share. The Fund is intended for Pennsylvania residents only.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pennsylvania Tax-Exempt Money Market Fund Retail) Vanguard Pennsylvania Tax-Exempt Money Market Fund (USD $)	Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pennsylvania Tax-Exempt Money Market Fund Retail) Vanguard Pennsylvania Tax-Exempt Money Market Fund		Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Management Fees		0.14%
12b-1 Distribution Fee		none
Other Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.16%
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pennsylvania Tax-Exempt Money Market Fund Retail) Vanguard Pennsylvania Tax-Exempt Money Market Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares	16	52	90	205

Primary Investment Policies

Under normal circumstances, the Fund invests at least 80% of its assets in a variety of high-quality, short-term Pennsylvania municipal securities whose income is exempt from federal and Pennsylvania state taxes. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized statistical rating organizations (NRSROs) (or by one, if only one NRSRO has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to those in the two highest credit-quality categories for short-term securities. The Fund invests in securities with effective maturities of 397 days or less, maintains a dollar-weighted average maturity of 60 days or less, and maintains a dollar-weighted average life of 120 days or less.

Primary Risks

The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:

State-specific risk, which is the chance that developments in Pennsylvania, such as tax, legislative, or political changes, will adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Pennsylvania and its municipalities, it is more vulnerable to unfavorable developments in Pennsylvania than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Pennsylvania municipal market.

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates-which can fluctuate significantly over short periods-income risk is expected to be high.

Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few securities. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of comparative benchmarks, which have investment characteristics similar to those of the Fund. The Spliced Pennsylvania Tax-Exempt Money Market Funds Average consists of the Pennsylvania Tax-Exempt Money Market Funds Average through August 31, 2013, and the Other States Tax-Exempt Money Market Funds Average . Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pennsylvania Tax-Exempt Money Market Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.92% (quarter ended June 30, 2007 ), and the lowest return for a quarter was 0.00% (quarter ended March 31, 2013 ).

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Pennsylvania Tax-Exempt Money Market Fund Retail) Vanguard Pennsylvania Tax-Exempt Money Market Fund	One Year	Five Years	Ten Years
Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares	0.01%	0.12%	1.32%
Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares Other States Tax-Exempt Money Market Funds Average	none	0.04%	1.05%
Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares Spliced Pennsylvania Tax-Exempt Money Market Funds Average	none	0.03%	1.04%